Loss per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings(Losses) Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
The components of the denominator for the calculation of basic loss per share and diluted loss per share for the years ended December 31, 2013, 2012 and 2011, respectively, are as follows:

	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
Numerator
Net loss – basic and diluted	$(48,705)	$(30,888)	$(88,196)
Basic earnings per share denominator:
Weighted average common shares outstanding	6,527,240	167,435	129,701
Diluted earnings per share denominator:
Weighted average common shares outstanding	9,351,960	167,435	129,701
Dilutive common shares:
Options	—	—	—
Warrants	2,824,720	—	—
Restricted shares	—	—	—

Dilutive effect	2,824,720	—	—

Weighted average common shares – diluted	9,351,960	167,435	129,701

Basic loss per common share	$(7.46)	$(184.48)	$(679.99)
Diluted loss per common share	$(5.21)	$(184.48)	$(679.99)